Segment Information - Summary of Intangible Assets, and Property, Plant and Equipment (Parenthetical) (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Intangible assets and property, plant and equipment	€ 102,742	€ 115,053
Denmark [member]
Disclosure of operating segments [line items]
Intangible assets and property, plant and equipment	€ 27,900	€ 32,900